Capital Stock - Additional Information (Details) - USD ($)											1 Months Ended				12 Months Ended
	Dec. 09, 2014	Dec. 01, 2014	Nov. 25, 2014	Sep. 10, 2014	Jul. 14, 2014	Jun. 25, 2014	Jun. 11, 2014	Mar. 27, 2014	Dec. 09, 2013	Sep. 09, 2013	Feb. 28, 2015	May. 31, 2014	May. 31, 2012	May. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Line Items]
Cash dividends declared and paid per common share	$ 0.12			$ 0.12			$ 0.12	$ 0.12	$ 0.12	$ 0.12					$ 0.48	$ 0.24
Cash dividends payable date	Dec. 09, 2014			Sep. 10, 2014			Jun. 11, 2014	Mar. 27, 2014	Dec. 09, 2013	Sep. 09, 2013
Installment payment on unit payable date to be paid day month and year															Mar. 01, 2015
Installment payment on unit, quarterly installment payment															$ 18.75
Installment payment on unit, one-time incremental payment															1.25
Installment payment on unit, total installment payment															$ 20.00
Installment payment on unit payable date of record day month and year															Feb. 15, 2015
Number of additional shares authorized for issuance under incentive compensation plans												2,700,000		3,000,000
Number of common stocks authorized for grant to directors, officers and other key employees															7,000,000
Shares of common stock available for future grants															3,000,183	1,033,186	2,301,320
Number of stock option grants in period															0
Employee Stock Option
Capital Stock [Line Items]
Compensation expenses															$ 0	$ 0	$ 100,000
Compensation expenses, net of income taxes																	100,000
Intrinsic value of stock options exercised															2,400,000	400,000	200,000
Proceeds from stock option exercises															6,200,000	500,000	100,000
Intrinsic value of stock options outstanding															500,000
Service Based Restricted Shares
Capital Stock [Line Items]
Compensation expenses															13,000,000	9,600,000	7,600,000
Compensation expenses, net of income taxes															7,900,000	5,800,000	4,600,000
Unearned compensation related to non-vested share awards															$ 8,500,000
Unearned compensation related to non-vested share awards, period of recognition															2 years
Fair value of restricted shares vested															$ 15,000,000	6,600,000	3,200,000
Performance Based Restricted Shares
Capital Stock [Line Items]
Compensation expenses															3,700,000	1,600,000	3,200,000
Compensation expenses, net of income taxes															$ 2,200,000	$ 1,000,000	$ 2,000,000
Vesting period															3 years
Minimum
Capital Stock [Line Items]
Stock options, period to exercise, beginning															1 year
Stock options, period to exercise, ending															7 years
Maximum
Capital Stock [Line Items]
Stock options, period to exercise, beginning															4 years
Stock options, period to exercise, ending															10 years
Non Employee Director
Capital Stock [Line Items]
Number of additional shares authorized for issuance under incentive compensation plans													200,000
Subsequent Event
Capital Stock [Line Items]
Cash dividend per share to be paid											$ 0.12
Cash dividends payable date											Apr. 01, 2015
Cash dividends payable date of record											Mar. 11, 2015
Common Stock Offerings
Capital Stock [Line Items]
Equity offerings, net of costs (in shares)			5,000,000		723,468	9,000,000
Option to purchase additional shares		395,759	750,000			1,350,000
Equity offering, net of offering costs			$ 101,000			$ 220,400,000
Period to purchase additional shares			30 days			30 days
Units Offering
Capital Stock [Line Items]
Period to purchase additional shares			13 days
Net proceeds from units offering net of underwriting discount and estimated offering expenses			$ 166,315,000
Units Offering | Tangible Equity Units
Capital Stock [Line Items]
Equity offerings, net of costs (in shares)			150,000
Option to purchase additional shares		22,500
Units Offering | Mandatorily Redeemable Preferred Stock
Capital Stock [Line Items]
Preferred stock, initial liquidation preference per share			$ 201.58